Offsets	Oct. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	F-80
File Number	333-299308
Initial Filing Date	Oct. 06, 2026
Fee Offset Claimed	$ 2,617.21
Explanation for Claimed Amount	If claiming an offset from a Securities Act registration statement under Rule 457(b) or Rule 0-11(a)(2), provide a detailed explanation of the basis for the claimed offset.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Curaleaf Holdings, Inc.
Form or Filing Type	F-80
File Number	333-299308
Filing Date	Oct. 06, 2026
Fee Paid with Fee Offset Source	$ 2,617.21